Impairment of Non-current Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 1,197	$ 1,197
Olympic Dam [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied	6.00%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,800
Goodwill	$ 1,010	1,010
Production volume decrease	4.80%
Other Cash Generating Units [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 187	187
Goodwill impairment loss	$ 0	$ 0
Other Cash Generating Units [Member] | Top of range [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Percentage of goodwill included in net assets	1.00%	1.00%